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<SEQUENCE>1
<FILENAME>a200612_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: December 31 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  540 Madison Avenue
          27th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        02/08/2007
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    66

Form 13F Information Table Value Total: $1,312,506
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
December 31 2006

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ALLEGHENY ENERGY, INC.      Com		017361106      18,883	 411,300   SH		SOLE	NONE   411,300  0
AMERICAN EXPRESS CO	    Com		025816109       1,516	  24,990   SH		SOLE	NONE    24,990	0
AMERICAN TOWER SYSTEMS      Com CL A    029912201       9,018    241,900   SH		SOLE	NONE   241,900	0
AMERIPRISE FINANCIAL, INC   Com		03076C106       8,916    163,600   SH           SOLE    NONE   163,600  0
AVIS BUDGET GROUP INC	    Com         053774105         253     11,680   SH           SOLE	NONE    11,680  0
BANKATLANTIC BANCORP INC    COM CL A	065908501	6,150	 445,300   SH		SOLE	NONE   445,300  0
BARNES & NOBLE, INC	    Com		067774109      34,055    857,600   SH		SOLE	NONE   857,600  0
BJ'S WHOLESALE CLUB INC     Com		05548J106      10,817    347,700   SH		SOLE	NONE   347,700  0
CABOT CORP		    Com		127055101      34,817    799,100   SH		SOLE	NONE   799,100	0
CARNIVAL CORPORATION	    Com		143658300	2,011     41,000   SH		SOLE	NONE    41,000  0
CERIDIAN CORP NEW	    COM		156779100      48,836  1,745,400   SH		SOLE	NONE 1,745,400  0
CONOCOPHILLIPS 		    Com		20825C104      17,412    242,000   SH		SOLE	NONE   242,000  0
COPART INC                  Com         217204106      41,535  1,384,502   SH           SOLE	NONE 1,384,502  0
CROSSTEX ENERGY, INC	    Com		22765Y104      28,400	 896,175   SH		SOLE	NONE   896,175  0
CROWN CASTLE INTL CORP      Com         228227104       8,505    263,300   SH           SOLE	NONE   263,300  0
DEUTSCHE BOERSE AG	    COM		9EQ00ELC4      17,934     97,521   SH		SOLE	NONE	97,521  0
DISCOVERY HOLDINGS	    Com CL A	25468Y107      19,986  1,242,111   SH		SOLE	NONE 1,242,111  0
EAGLE MATERIALS INC         COM		26969P108      24,775    573,100   SH		SOLE	NONE   573,100  0
EXPEDIA INC		    COM		30212P105	2,203    105,000   SH		SOLE	NONE   105,000  0
FEDERATED DEPT STORES INC   Com		31410H101      23,557	 617,800   SH		SOLE	NONE   617,800  0
FREDDIE MAC                 Com         313400301       9,452    139,200   SH           SOLE	NONE   139,200  0
GAIAM INC		    Com CL A	36268Q103	1,119	  81,762   SH		SOLE	NONE    81,762	0
GENERAL MOTORS CORP	    Com		370442105       4,150    135,100   SH		SOLE	NONE   135,100  0
ITC HOLDINGS CORP           COM		465685105      11,611	 291,000   SH		SOLE	NONE   291,000  0
J B HUNT TRANS SVCS INC     COM		445658107       3,116    150,000   SH		SOLE	NONE   150,000  0
JACKSON HEWITT TAX SCVS INC Com		468202106      11,349    334,100   SH		SOLE	NONE   334,100  0
LAMAR ADVERTISING CO	    Com		512815101      68,333  1,045,000   SH		SOLE	NONE 1,045,000  0
LIBERTY GLOBAL INC	    Com CL A	530555101      24,163    828,918   SH		SOLE	NONE   828,918  0
LIBERTY MEDIA HLDG CORP     Com SER A   53071M104      25,900  1,200,749   SH		SOLE	NONE 1,200,749  0
LITHIA MOTORS INC	    Com	CL A	536797103       9,681    336,600   SH		SOLE	NONE   336,600  0
LIVE NATION                 COM         538034109       3,696    165,000   SH		SOLE	NONE   165,000  0
MASTER CARD INC		    Com CL A 	57636Q104      12,439    126,300   SH		SOLE    NONE   126,300  0
MC DONALDS CORP		    Com		580135101      56,627  1,277,392   SH		SOLE	NONE 1,277,392	0
MCDERMOTT INTL		    Com		580037109	2,337     45,949   SH		SOLE	NONE	45,949  0
MGM MIRAGE		    COM		552953101	9,721    169,500   SH		SOLE	NONE   169,500  0
MI DEVELOPMENTS INC         Com         55304X104       2,506     70,200   SH           SOLE	NONE    70,200  0
NATIONAL HEALTH INVESTORS   COM		63633D104       5,894    178,600   SH		SOLE	NONE   178,600  0
NEWS CORPORATION INC	    Com 	65248E104      21,965  1,022,600   SH		SOLE	NONE 1,022,600  0
NORFOLK SOUTHERN CORP       COM		655844108      47,122    937,000   SH		SOLE	NONE   937,000  0
NUVEEN INVESTMENTS INC      Com         67090F106      11,881    229,000   SH           SOLE	NONE   229,000  0
NYSE GROUP INC		    Com		62949W103       4,391     45,174   SH		SOLE	NONE    45,174	0
OFFICEMAX INC		    Com		67622P101       1,395     28,094   SH		SOLE	NONE    28,094  0
PHELPS DODGE CORP	    Com		717265102       5,220     43,600   SH		SOLE	NONE    43,600	0
PRE PAID LEGAL SERVICES INC Com		740065107	  200      5,100   SH		SOLE	NONE     5,100  0
REALOGY CORPORATION	    Com		75605E100       4,711	 155,373   SH		SOLE	NONE   155,373  0
REPUBLIC PROPERTY TRUST     Com		760737106	4,285	 371,300   SH		SOLE	NONE   371,300  0
SEARS CANADA INC	    Com 	81234D109      14,464	 629,800   SH		SOLE	NONE   629,800  0
SEARS HOLDINGS CORPORATION  Com         812350106      60,462    360,045   SH           SOLE	NONE   360,045  0
SPECTRUM BRANDS INC	    Com         84762L105       3,006    275,800   SH           SOLE	NONE   275,800  0
STATE AUTO FINANCIAL CORP   Com         855707105      17,337    499,904   SH           SOLE	NONE   499,904  0
STATION CASINOS INC         COM		857689103      19,813	 242,600   SH 		SOLE	NONE   242,600  0
TARRAGON CORP		    COM		876287103	1,312	 107,800   SH		SOLE	NONE   107,800  0
TAUBMAN CENTERS INC         Com		876664103       2,477     48,699   SH		SOLE	NONE    48,699  0
TECK COMINCO LIMITED        COM CL B	878742204	  972	  12,900   SH 		SOLE	NONE	12,900  0
TIM HORTONS INC		    Com         88706M103       2,525     87,185   SH		SOLE	NONE	87,185  0
TXU CORP		    Com		873168108      19,039    351,200   SH		SOLE	NONE   351,200  0
UNION PACIFIC CORP	    COM		907818108      31,443	 341,700   SH		SOLE	NONE   341,700  0
UNITED CAPITAL CORP         Com		909912107	1,143     38,700   SH     	SOLE    NONE    38,700  0
VALERO GP HOLDINGS, LLC	    COM		91914G108	3,475	 140,000   SH		SOLE	NONE   140,000  0
WELLPOINT INC   	    Com  	94973V107         142      1,800   SH           SOLE	NONE     1,800  0
WYNDHAM WORLDWIDE CORP	    Com		98310W108	4,664	 145,659   SH		SOLE	NONE   145,659  0


Options


AMERICAN EXPRESS CO	    Com		025816109      42,560	 701,500   SH	CALL	SOLE	NONE   701,500	0
GENERAL MOTORS CORP	    Com		370442105      21,504    700,000   SH	CALL	SOLE	NONE   700,000  0
LAMAR ADVERTISING CO	    Com		512815101      16,550	 253,100   SH	CALL	SOLE	NONE   253,100  0
LEGG MASON INC	  	    Com		524901105       9,505    100,000   SH	CALL	SOLE	NONE   100,000  0
SEARS HOLDINGS CORPORATION  Com         812350106     317,270  1,889,300   SH   CALL    SOLE    NONE 1,889,300  0




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 05120.0001 #200612